Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Cash and cash equivalents	$ 465	$ 921
Short-term investments	0	17
Book Value
Financial Instruments
Cash and cash equivalents	465	921
Short-term investments	0	17
Book Value | Retail
Financial Instruments
Long-term debt	1,753	1,753
Book Value | Institutional
Financial Instruments
Long-term debt	534	534
Book Value | Other
Financial Instruments
Long-term debt	84	182
Fair Value | Level 1
Financial Instruments
Cash and cash equivalents	465	921
Short-term investments	0	17
Fair Value | Level 2 | Retail
Financial Instruments
Long-term debt	1,796	1,596
Fair Value | Level 2 | Institutional
Financial Instruments
Long-term debt	594	531
Fair Value | Level 2 | Other
Financial Instruments
Long-term debt	$ 84	$ 182
7.0% Senior Notes
Financial Instruments
Interest rate on debt	7.00%
6.875% Senior Notes
Financial Instruments
Interest rate on debt	6.875%
6.625% Senior Notes
Financial Instruments
Interest rate on debt	6.625%
5.875% Senior Notes
Financial Instruments
Interest rate on debt	5.875%
7.25% 2063 Senior Notes | U.S. Cellular
Financial Instruments
Interest rate on debt	7.25%
7.25% 2064 Senior Notes | U.S. Cellular
Financial Instruments
Interest rate on debt	7.25%
6.95% Senior Notes | U.S. Cellular
Financial Instruments
Interest rate on debt	6.95%
6.7% Senior Notes | U.S. Cellular
Financial Instruments
Interest rate on debt	6.70%
Interest rate | Institutional and Other | Minimum
Financial Instruments
Fair value assumption, interest rate	3.55%	5.03%
Interest rate | Institutional and Other | Maximum
Financial Instruments
Fair value assumption, interest rate	6.25%	8.00%